CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
OPERATING ACTIVITIES
Loss before income tax for the year				$ (1,484)	¥ (10,512)	¥ (16,432)	¥ (52,836)
From continuing operations	$ (17)	¥ (122)	¥ (4,506)	(1,177)	(8,337)	(23,338)	(48,979)
From discontinued operations				(307)	(2,175)	6,906	(3,857)
Adjustments for:
Interest expenses				279	1,977	4,015	4,128
Interest income				(566)	(4,013)	(6,883)	(7,358)
Gain on disposal of property, plant and equipment						(5)
Consultants share-based payment expenses				435	3,074	16,152
Expenses related to issuance of shares							1,579
Fair value (gain)/loss on financial instruments, net				(120)	(847)	(1,007)	38,349
Depreciation of property, plant and equipment				15	100	304	510
Depreciation of right-of-use assets				148	1,050	1,413	1,366
Amortization of intangible assets				65	460	813	884
Impairment losses/(reversal) on trade receivables				54	383	(3,989)	3,840
Impairment losses on contract assets				501	3,545	171	357
Impairment losses on other receivables				848	6,003	2,745	239
Impairment reversal on amounts due from related companies							(1,106)
Changes in working capital
Inventories				(26)	(182)	257	(148)
Trade and bills receivables				622	4,406	(10,764)	6,580
Contract assets				219	1,550	(5,165)	(780)
Prepayments				108	765	504	(1,852)
Other receivables				3	18	321	(930)
Other current assets						1,829	1,805
Trade payables				182	1,297	(792)	(7,507)
Other payables and accruals				812	5,749	3,280	813
Provision				(70)	(494)	494
Cash (used in)/from operations				2,025	14,329	(12,739)	(12,067)
Income tax paid				(141)	(1,001)	(47)	(1)
OPERATING ACTIVITIES	(1,630)	(11,846)	3,047	1,884	13,328	(12,786)	(12,068)
INVESTING ACTIVITIES
Interest received						7,291	3,760
Additions of service concession right							(68)
Purchase of property, plant and equipment	(1)	(4)	(6)	(2)	(12)	(17)	(28)
Purchase of intangible assets						(5)
Prepayment for right-of-use assets						(228)	(55)
Purchase of structured deposit products							(60,000)
Disposal of property, plant and equipment						9	6
Disposal of a subsidiary							(263)
Loan to an unrelated company							(80,000)
Repayment from loans due from related companies							125,000
Proceeds from maturity of structured deposit products							65,000
Expenditures on mine development			(1,042)	(147)	(1,042)
Net cash flows used in investing activities	(1)	(4)	(1,048)	(149)	(1,054)	7,050	53,352
FINANCING ACTIVITIES
Proceeds from issuance of shares	2,811	20,429					41,996
Repayments of bank loans			(1,500)	(212)	(1,500)	(3,000)	(3,000)
Advances from related companies	8	60	2,440	555	3,932		360
Repayment to related companies						(2,765)	(50,148)
Repayments to the Shareholder	(640)	(4,653)				(6,885)	(7,149)
Payment of principal portion of lease liabilities			(583)	(131)	(925)	(1,120)	(1,463)
Payment of interest expenses of lease liabilities			(81)	(14)	(99)	(133)	(150)
Deemed distribution to the controlling shareholder							(10,297)
Dividends paid to non-controlling shareholders							(4,900)
Dividends paid to former non-controlling shareholders						(5,048)
Net cash outflow for the distribution of CHNR's 100% equity interest of PSTT				(5,292)	(37,460)
Interest paid			(1,878)	(265)	(1,878)	(3,882)	(4,035)
Net cash flows used in financing activities	2,179	15,836	(1,602)	(5,359)	(37,930)	(22,833)	(38,786)
NET INCREASE IN CASH AND CASH EQUIVALENTS	548	3,986	397	(3,624)	(25,656)	(28,569)	2,498
NET FOREIGN EXCHANGE DIFFERENCE	6	40	117	(183)	(1,286)	1,905	(719)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	671	4,753	31,695	4,478	31,695	58,359	56,580
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 1,208	¥ 8,779	¥ 32,209	671	4,753	31,695	58,359
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances attributable to continued operations				671	4,753	6,040	18,535
Cash, bank balances and short-term deposits attributable to discontinued operations						25,655	39,824
Cash and cash equivalents as stated in the statement of cash flows				$ 671	¥ 4,753	¥ 31,695	¥ 58,359